VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22534

Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor
Denver, CO 80246
(Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
4500 Cherry Creek Drive South, 5th Floor
Denver, CO 80246
(Name and address of agent for service)

COPY TO:
Alan Hoffman, Esq.
Winston & Strawn LLP
200 Park Avenue
New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2014 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds ** - 68.9%				Diversified – (continued)
	Diversified – 68.9%		169,000	Soilbuild Business Space, REIT (Singapore)	$100,789
17,401	AEW Core Property Trust (U.S.), Inc.	$15,220,890	16,701	Spirit Realty Capital, Inc., REIT	198,575
16,348	Clarion Lion Properties Fund LLC	19,040,184	63,206	Stockland, REIT (Australia)	212,598
32,411	Cornerstone Patriot Fund LP	3,472,842	1,750	Vornado Realty Trust, REIT	205,992
1,986	Harrison Street Core Property Fund	2,307,958			4,222,558
7,006	Heitman America Real Estate LP	6,993,175		Health Care – 1.2%
26	Invesco Core Real Estate USA	3,741,639	7,821	Aviv, Inc., REIT	269,668
43,624	Invesco Real Estate Asia Fund	4,709,031	5,150	HCP, Inc., REIT	226,755
3,716,167	J.P. Morgan Real Estate Growth	4,654,870	3,999	Health Care REIT, Inc., REIT	302,604
165,881	RREEF America REIT II, LP	16,425,581	16,731	Leisureworld Senior Care Corp. (Singapore)	201,469
834,992	Torchlight Value Fund	5,134,949	2,771	Omega Healthcare Investors, Inc., REIT	108,263
439	Trumbull Income Property Fund, LP	4,709,227		Primary Health Properties PLC, REIT
_	US Government Building, LP***	4,121,868	20,206	(United Kingdom)	116,525
	Total Private Investment Funds	90,532,214	5,879	Sabra Health Care, Inc., REIT	178,545
	(Cost $87,062,450)		2,800	Ventas, Inc., REIT	200,760
					1,604,589
Common Stocks – 11.3%
	Apartments – 1.1%			Hotels – 0.7%
4,369	Apartment Investors & Management Co., REIT	162,308	4,269	Chatham Lodging Trust, REIT	123,673
1,550	AvalonBay Communities, Inc., REIT	253,255	7,800	Host Hotels & Resorts, Inc., REIT	185,406
11,800	Bluerock Residential Growth REIT, Inc	146,674	1,350	Hyatt Hotels Corp, *	81,284
30,257	Campus Crest Communities, Inc., REIT	221,179		InnVest Real Estate Investment Trust, REIT
3,900	Equity Residential, REIT	280,176	19,967	(Canada)	102,774
378	Essex Property Trust, Inc., REIT	78,095		Langham Hospitality Investments, Ltd.
219	Invincible Investment Corp., REIT	91,966	345,000	(Hong Kong)	149,484
31	Kenedix Residential Investment Corp., REIT	93,300	2,250	Lasalle Hotel Properties, REIT	91,058
500	Post Properties, Inc., REIT	29,385	3,150	RLJ Lodging Trust, REIT	105,619
4,750	UDR Inc., REIT	146,395	750	Starwood Hotels & Resorts Worldwide, Inc	60,802
		1,502,733			900,100
	Diversified – 3.2%			Mortgages – 0.4%
925	Altarea, REIT (France)	147,300		Apollo Commercial Real Estate
18,258	Atrium European Real Estate, Ltd. (Jersey)	90,361	15,106	Finance , Inc., REIT	247,134
20,471	British Land Co., PLC, REIT (United Kingdom)	247,911	12,273	Starwood Property Trust, Inc., REIT	285,225
	Crombie Real Estate Investment Trust, REIT				532,359
4,530	(Canada)	50,377		Office Properties – 1.5%
177,293	Cromwell Property Group, REIT (Australia)	149,084	2,050	Alexandria Real Estate Equities, Inc., REIT	181,917
2,319	Digital Realty Trust, Inc., REIT	153,750	12,408	Alstria Office REIT (Germany)	154,648
	Dream Office Real Estate Investment Trust, REIT		8,450	BioMed Realty Trust, Inc., REIT	182,013
11,881	(Canada)	257,193	1,450	Boston Properties, Inc., REIT	186,601
5,438	Duke Realty Corporation, REIT	109,848	5,350	Brandywine Realty Trust, REIT	85,493
4,917	EPR Properties, REIT	283,367	2,600	Douglas Emmett, Inc., REIT	73,840
15,065	Hamborner REIT AG, REIT (Germany)	147,987	144,000	Keppel, REIT (Singapore)	132,624
269,000	Hui Xian Real Estate Investment Trust, REIT	150,890	500	Kilroy Realty Corp., REIT	34,535
44	Kenedix Realty Investment Corp, REIT (Japan)	248,689	11,711	Mack-Cali Realty Corp., REIT	223,212
13,000	Keppel DC, REIT (Singapore)*	9,568	108	Orix Jreit, Inc. (Japan)	152,199
115,610	Kiwi Property Group, Ltd., REIT	111,825	46	Premier Investment Corp., REIT (Japan)	226,582
2,500	Liberty Property Trust, REIT	94,075	1,000	SL Green Realty Corp, REIT	119,020
	Londonmetric Property PLC, REIT		178,000	Ticon Industrial Connection PCL (Thailand)	97,927
24,853	(United Kingdom)	59,111		Yuexiu Real Estate Investment Trust, REIT
	Mapletree Greater China Commercial Trust,		250,000	(Hong Kong)	125,409
215,000	REIT (Singapore)	154,192			1,976,020
159,000	Mapletree Logistics Trust, REIT (Singapore)	142,238		Regional Malls – 0.8%
4,581	Mercialys SA, REIT (France)	102,190	83,560	CapitaRetail China Trust, REIT (Singapore)	101,875
4,435	Outfront Media, Inc., REIT	119,033	4,300	General Growth Properties, Inc., REIT	120,959
441,000	Prosperity REIT, (Hong Kong)	150,134	1,850	Macerich Company, The, REIT	154,308
269,000	Religare Health Trust (Singapore)	203,073	3,250	Simon Property Group, Inc., REIT	591,857
55,328	Scentre Group, REIT (Austrailia)*	158,093	350	Taubman Centers, Inc., REIT	26,747
28,470	Segro PLC, REIT (United Kingdom)	164,315			995,746

	See accompanying notes to portfolio of investments.
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VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2014 (Unaudited) (continued)

Shares		Value	Shares		Value
	Residential – 0.1%			Hotels – (continued)
2,300	Equity Lifestyle Properties, Inc., REIT	$113,410	4,650	Lasalle Hotel Properties, REIT, Series H, 7.50%	$122,156
				Strategic Hotels & Resorts, Inc., REIT,
	Shopping Centers – 1.1%		300	Series B, 8.25%	7,606
3,350	Brixmor Property Group, Inc., REIT	83,214		Summit Hotel Properties, Inc., REIT,
58,349	Charter Hall Retail, REIT (Australia)	196,261	450	Series A, 9.25%	12,485
46,752	Citycon OYJ (Finland)	145,957		Sunstone Hotel Investors Inc., REIT,
7,250	DDR Corp., REIT	133,110	13,204	Series D 8.0%	346,473
	Eurocommercial Properties NV, REIT				786,832
2,300	(Netherlands)	97,882
76,038	Guangzhou R&F Properties Co., Ltd. (China)	93,054
	Japan Retail Fund Investment Corp.,			Office Properties – 0.4%
73	REIT (Japan)	154,800	1,050	Brandywine Realty Trust, REIT, Series E, 6.90%	27,668
4,900	Kimco Realty Corp., REIT	123,186		Corporate Office Properties Trust, REIT,
4,000	Kite Realty Group Trust, REIT	114,960	6,550	Series L, 7.38%	170,824
169,028	Redefine Properties, Ltd., REIT (South Africa)	156,348	600	Equity Commonwealth, REIT, Series E, 7.25%	15,300
1,300	Regency Centers Corp., REIT	82,914		First Potomac Realty Trust, REIT,
3,650	Retail Opportunity Investments Corp., REIT	61,283	700	Series A, 7.75%	17,955
		1,442,969		Hudson Pacific Properties Inc., REIT,
	Storage – 0.4%		9,850	Series B, 8.38%	257,962
8,400	CubeSmart, REIT	185,388	700	Kilroy Realty Corp., REIT, Series G, 6.88%	18,074
950	Extra Space Storage, Inc., REIT	55,708			507,783
1,450	Public Storage, REIT	268,032		Regional Malls – 0.6%
		509,128		CBL & Associates Properties Inc., REIT
	Warehouse / Industrial – 0.8%		13,896	Series D, 7.38%	350,179
	AIMS AMP Capital Industrial, REIT,			General Growth Properties, Inc., REIT
107,000	(Singapore)	114,298	600	Series A, 6.38%	15,036
38,766	Australian Industrial REIT (Australia)	69,310	2,691	Glimcher Realty Trust, REIT, Series G, 8.13%	67,410
135,318	Macquarie Mexican REIT (Mexico)	231,771	2,900	Glimcher Realty Trust, REIT, Series H, 7.50%	76,502
8,273	Prologis, Inc., REIT	355,987	8,500	Taubman Centers Inc., REIT, Series J, 6.50%	217,175
3,578	QTS Realty Trust, Inc., Class A	121,079			726,302
7,659	STAG Industrial Inc., REIT	187,645		Residential – 0.1%
		1,080,090		Equity Lifestyle Properties, Inc., REIT
	Total Common Stocks	14,879,702	5,250	Series C, 6.75%	139,650
	(Cost $14,513,437)		450	Sun Communities, Inc., REIT, Series A, 7.13%	11,556
					151,206
Preferred Stock – 3.1%				Shopping Centers – 0.5%
	Apartments – 0.3%		2,415	Akelius Residential AB, REIT, 5.0%	101,457
	Apartment Investors & Management Co., REIT		5,200	Inland Real Estate Corp., Series B, 6.95%	134,186
8,250	Series A, 6.88%	215,490	750	Kimco Realty Corp., REIT, Series H, 6.90%	19,253
1,050	Series Z, 7.00%	27,132	3,050	Kite Realty Group Trust, REIT, Series A, 8.25%	79,544
	Campus Crest Communities, Inc., REIT		3,950	Saul Centers Inc., REIT, Series C, 6.88%	106,334
3,300	Series A, 8.00%	83,787		Urstadt Biddle Properties, Inc., REIT,
	Essex Property Trust, Inc., REIT,		2,150	Series F, 7.13%	55,900
850	Series H, 7.13%	22,194	3,900	Series G, 6.75%	101,068
		348,603		Weingarten Realty Investors, REIT,
	Diversified – 0.2%		2,562	Series F, 6.50%	64,998
4,100	National Retail Properties, Inc., Series D, 6.63%	104,304			662,740
	Retail Properties of America, Inc., REIT,			Storage – 0.1%
950	Series A, 7.00%	24,890	5,200	CubeSmart, REIT Series A, 7.75%	139,984
4,450	Vornado Realty Trust, REIT, Series J, 6.88%.	117,925
		247,119		Warehouse / Industrial – 0.2%
	Health Care – 0.1%		9,066	STAG Industrial Inc., REIT, Series A, 9.00%	249,587
7,050	Sabra Health Care, Inc., REIT, Series A, 7.13%	191,337	700	STAG Industrial Inc., REIT, Series B, 6.63%	17,773
			2,063	Terreno Realty Corp., REIT, Series A, 7.75%	53,462
	Hotels – 0.6%				320,822
	Ashford Hospitality Trust Inc., REIT,			Total Preferred Stock	4,082,728
11,258	Series E, 9.00%	298,112		(Cost $4,061,956)

See accompanying notes to portfolio of investments.

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VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2014 (Unaudited) (continued)

Par		Value	Shares		Value
Corporate Debt – 2.0%
	Apartments – 0.3%			Short-Term Investments – 10.6%
$319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017	$347,740	3,608,609	BlackRock Liquidity Funds TempFund Portfolio	$3,608,609
45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017	49,565		Goldman Sachs Financial Square Funds –
50,000	Mid-America Apartments LP, REIT		10,306,983	Prime Obligations Fund	10,306,983
	5.50%, 10/1/2015	51,671		Total Short-Term Investments	13,915,592
2,000	Post Apartment Homes LP, 4.75%, 10/15/2017	2,152		(Cost $13,915,592)
		451,128
	Health Care – 1.0%			Total Investments – 95.9%	125,958,944
	HCP Inc., REIT,			(Cost $122,095,212)
579,000	6.30%, 9/15/2016	626,951
213,000	6.00%, 1/30/2017	232,525		Other Assets Net of Liabilities 4.1%	5,439,863
125,000	5.63%, 5/01/2017	136,098
	Health Care REIT, Inc., REIT			Net Assets – 100.0%	$131,398,807
3,000	5.88%, 5/15/2015	3,056
37,000	6.20%, 6/01/2016	39,587
	Healthcare Realty Trust Inc., REIT			* Non-income producing security.
190,000	6.50%, 1/17/2017	207,582		** Non-tradable Securities.
	Senior Housing Properties Trust, REIT,			*** Partnership is not designated in units. -
20,000	6.75%, 4/15/2020	22,644		The Fund owns less than 1%.
		1,268,443
	Hotels – 0.1%			Portfolio Abbreviations:
	Hospitality Properties Trust, REIT,
105,000	6.30%, 6/15/2016	109,718		LP – Limited Partnership
				PLC – Public Limited Company
	Office Properties – 0.3%			REIT – Real Estate Investment Trust
16,000	BioMed Realty L.P., REIT 3.85%, 4/15/2016	16,528
150,000	CommonWealth, REIT, 6.25%, 8/15/2016	157,036			% of
12,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018	13,916		Industry	Net Assets
	Reckson Operating Partnership LP, REIT
141,000	6.00%, 3/31/2016	148,677		Diversified	72.3%
	SL Green Realty Corp., REIT,			Short-Term Investments	10.6%
15,000	7.75%, 3/15/2020	17,939		Health Care	2.3%
		354,096		Office Properties	2.2%
	Shopping Centers – 0.3%			Shopping Centers	1.9%
75,000	DDR Corp., REIT, 7.50%, 4/1/2017	84,073		Apartments	1.7%
40,000	Equity One, Inc. REIT, 6.25%, 1/15/2017	43,321		Hotels	1.4%
88,000	Kimco Realty Corp., REIT, 5.78%,, 3/15/2016	92,704		Regional Malls	1.4%
26,000	Kimco Realty Corp., REIT, 5.70%,, 5/1/2017	28,332		Warehouse/Industrial	1.0%
78,000	Regency Centers LP, REIT, 5.88%, 6/15/2017	85,845		Storage	0.5%
		334,275		Mortgages	0.4%
	Warehouse / Industrial – 0.0%			Residential	0.2%
29,800	First Industrial LP, REIT, 5.75%, 1/15/2016	31,048		Other Assets Net of Liabilities	4.1%
	Total Corporate Debt	2,548,708		Total	100.0%
	(Cost $2,541,777)

See accompanying notes to portfolio of investments.

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VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2014 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

  Level 1 – unadjusted quoted prices in active markets for identical securities
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

4

     VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Notes to Portfolio of Investments For the Period Ended December 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended December 31, 2014, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

				Level 2		Level 3
	Total Market		Level 1	Significant		Significant
	Value at		Quoted	Observable		Unobservable
	12/31/2014		Price	Inputs		Inputs
Private Investment Funds *	$90,532,214	$	– .	$–	.	$90,532,214
			14,879,702			–	.
Common Stocks *	14,879,702			–	.
			4,082,728			–	.
Preferred Stocks *	4,082,728			–	.

Corporate Debt *	2,548,708		– .	2,548,708		–	.
Short-Term Investments	13,915,592		13,915,592	–	.	–	.
Total Investments	$125,958,944		$32,878,022	$2,548,708		$90,532,214

* See Schedule of Investments for industry breakout.

As the fair value of the Private Investment Funds are based on the NAV provided by the Investment Managers and their agents, the disclosure of Level 3 inputs would not be meaningful. At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended December 31, 2014.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2014	$33,301,867
Change in unrealized appreciation	2,742,897
Net purchases	54,487,450
Balance as of 12/31/2014	$90,532,214

For the period ended December 31, 2014 the total change in unrealized gain on Level 3 securities still held at the end of the period was $2,742,897.

Commitments - The Fund has unfunded commitments of approximately $107 million to eight of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR
270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date 2/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark D. Quam Mark D. Quam, Chief Executive Officer (principal executive officer)

Date 2/25/2015 By (Signature and Title)	/s/ John Gordon John Gordon, Chief Financial Officer (principal financial officer)

Date 2/25/2015

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Mark D. Quam, certify that:

1.	I have reviewed this report on Form N-Q of Versus Capital Multi-Manager Real Estate Income Fund LLC;
2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state
	a	material fact necessary to make the statements made, in light of the circumstances under which such
	statements	were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material
	respects	the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure
	controls	and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and
	internal	control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
	1940)	for the registrant and have:
	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
	(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
	(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit
	committee	of the registrant's board of directors (or persons performing the equivalent functions):
	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 2/25/2015

/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, John Gordon, certify that:

1.	I have reviewed this report on Form N-Q of Versus Capital Multi-Manager Real Estate Income Fund LLC;
2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state
	a	material fact necessary to make the statements made, in light of the circumstances under which such
	statements	were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material
	respects	the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure
	controls	and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and
	internal	control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
	1940)	for the registrant and have:
	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
	(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
	(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit
	committee	of the registrant's board of directors (or persons performing the equivalent functions):
	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	2/25/2015	/s/ John Gordon
John Gordon, Chief Financial Officer
(principal financial officer)